Notes Payable at December 31, 2012 (Details) (USD $)	3 Months Ended				12 Months Ended					24 Months Ended	59 Months Ended
	Dec. 30, 2012	Sep. 28, 2011	Sep. 29, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 28, 2011	Dec. 29, 2011	Dec. 30, 2011	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013	Sep. 29, 2013	Sep. 28, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 29, 2012	Dec. 19, 2012	Jun. 30, 2012	Aug. 31, 2011	Jun. 30, 2011
Note Payable [Abstract]
Notes Payable				$ 200,600	$ 200,600				$ 200,600											$ 10,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%	3.00%							10.00%		8.00%	8.00%	10.00%			6.00%	3.00%	10.00%
Repayments of Notes Payable				10,000
Gains (Losses) on Extinguishment of Debt	1,473	200,751	151		200,751	114,777	599	10,000	(24,552)	43,470	18,918
Interest Payable			$ 151								$ 48,750	$ 64,658	$ 464		$ 42,219	$ 15,000	$ 20,055